Equity - contributed equity - Summary of equity - contributed equity (Detail) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022	Jul. 01, 2021
Disclosure of classes of share capital [abstract]
Ordinary shares - fully paid, shares	228,029,114	138,755,376
Ordinary shares - fully paid	$ 97,452,246	$ 84,480,249	$ 80,290,000